GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 29, 2016		Jun. 24, 2015	Jun. 25, 2014
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 23,272		$ 8,227
Accumulated Amortization		(3,754)		(1,983)
Net Carrying Amount		19,518		6,244
Finite-lived Intangible Assets Acquired		10,400
Impairment of intangible assets		392		645	$ 0
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		5,500
Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Impairment of intangible assets		200		400
Foreign currency translation adjustment		(300)		(1,000)
Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		10,707		10,398
Chili's Restaurants [Member] | Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	[1]	17,284		7,423
Accumulated Amortization	[1]	(3,041)		(1,625)
Net Carrying Amount	[1]	14,243		5,798
Chili's Restaurants [Member] | Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		5,988	[2]	804
Accumulated Amortization		(713)		(358)
Net Carrying Amount		5,275		446
Chili's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		9,775		9,466
Maggiano's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 932		$ 932

[1]	The increase in the gross carrying amount reflects an additional $10.4 million of reacquired franchise rights from the acquisition of Pepper Dining. See Note 2 for additional disclosures. Additionally, the gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.3 million and $1.0 million for fiscal 2016 and 2015, respectively. We also recorded an impairment charge of $0.2 million and $0.4 million in fiscal 2016 and fiscal 2015, respectively. See Note 10 for additional disclosures.
[2]	The increase in the gross carrying amount reflects an additional $5.5 million of favorable lease assets from the acquisition of Pepper Dining. See Note 2 for additional disclosures.